PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.
INVESTMENT OBJECTIVE
The investment objective of the Fund is capital growth.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 19 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on
page 42.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. (USD $)	Class A	Class B	Class C	Class L	Class M	Class Q	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	1.00%	6.00%	none	none	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none	none	none
Redemption fee	none	none	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	15	15	none	none	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.	Class A	Class B	Class C	Class L	Class M	Class Q	Class R	Class X	Class Z
Management fees	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.50%	1.00%	none	0.75%	1.00%	none
+ Other expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.05%	0.19%	0.19%	0.19%
= Total annual Fund operating expenses	1.16%	1.86%	1.86%	1.36%	1.86%	0.72%	1.61%	1.86%	0.86%
- Fee Waiver or expense reimbursement	none	none	none	none	none	none	(0.25%)	none	none
= Net annual Fund operating expenses	1.16%	1.86%	1.86%	1.36%	1.86%	0.72%	1.36%	1.86%	0.86%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	662	898	1,153	1,881
Class B	689	885	1,106	1,911
Class C	289	585	1,006	2,180
Class L	706	981	1,277	2,116
Class M	789	985	1,206	1,997
Class Q	74	230	401	894
Class R	138	484	853	1,890
Class X	789	985	1,306	2,180
Class Z	88	274	477	1,061

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	662	898	1,153	1,881
Class B	189	585	1,006	1,911
Class C	189	585	1,006	2,180
Class L	706	981	1,277	2,116
Class M	189	585	1,006	1,997
Class Q	74	230	401	894
Class R	138	484	853	1,890
Class X	189	585	1,006	2,180
Class Z	88	274	477	1,061

° For the period ending January 31, 2013, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of Class R shares. This waiver may not be terminated prior to January 31, 2013, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

We seek investments whose price will increase over time. We normally invest at least 80% of our investable assets in equity and equity-related securities of small, less well-known companies that the investment subadviser believes are relatively undervalued. In deciding which stocks to buy, we use a blend of both value and growth styles. We look for stocks of smaller, less well-known companies in a variety of different industries and sectors that we believe have attractive valuations, and should experience superior earnings growth on an intermediate term basis. "Investable assets" consist of the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

We currently consider small companies to be those with a market capitalization less than the largest market capitalization of the Russell 2500 Index at the time of investment. The market capitalization within the index will vary, but as of October 31, 2011, the median market capitalization was approximately $661 million and the largest company by market capitalization was approximately $8.1 billion. The portfolio is diversified and typically will include stocks representing all of the sectors in the Russell 2500 Index. While we make every effort to achieve our objective, we cannot guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Small Company Risk. Small company stocks present above-average risks. This means that when stock prices decline overall, the Fund may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to be less liquid and fluctuate in value more than the stocks of larger, more established companies.

Equity and Equity-Related Securities Risks. There is the risk that the value of a particular security could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Blend Style Risk. The Fund's blend investment style may subject the Fund to risks of both value and growth investing. The portion of the portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Initial Public Offerings Risk. The Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the impacted performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The return for Class A shares from 1-1-11 to 9-30-11 was -14.38%.

Best Quarter:		Worst Quarter:
25.47%	2nd Quarter 2003	-26.95%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class B	19.75%	4.91%	7.91%
Class C	23.63%	5.22%	7.98%
Class L	18.11%			1.95%	Mar. 02, 2007
Class M	19.02%			2.21%	Mar. 02, 2007
Class Q
Class R	25.30%	5.73%		9.20%	May 10, 2004
Class X	18.96%			2.19%	Mar. 02, 2007
Class Z	25.73%	6.21%	9.04%
Class A	18.71%	4.85%	8.20%
Class A Return After Taxes on Distributions	18.71%	4.17%	7.32%
Class A Return After Taxes on Distribution and Sale of Fund Shares	12.16%	3.92%	6.90%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	26.31%	4.64%	7.66%
Lipper Average (reflects no deduction for fees, expenses or taxes)	25.22%	4.08%	7.32%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.